Related Party Transactions (Details) - USD ($)						1 Months Ended														6 Months Ended		12 Months Ended
	Dec. 29, 2022	Oct. 04, 2022	Jan. 07, 2022	Sep. 03, 2021	Nov. 17, 2020	Jan. 17, 2023	Jan. 17, 2023	Oct. 17, 2022	Jul. 31, 2022	Mar. 21, 2022	Feb. 28, 2022	Jan. 21, 2022	Dec. 31, 2021	Oct. 22, 2021	Sep. 29, 2021	Aug. 31, 2021	Aug. 30, 2021	Aug. 25, 2021	Nov. 17, 2020	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2021
Related Party Transactions (Details) [Line Items]
Deferred offering costs																									$ 25,000
Common stock exchange (in Shares)																									2,875,000
Aggregate founder shares (in Shares)																3,162,500
Forfeiture shares (in Shares)																412,500
Promissory note		$ 150,000															$ 285,778
Repaid promissory note				$ 285,778
Working capital				500,000
Sponsor agreed loan										$ 163,000	$ 174,000
Borrowings																						$ 500,000
Sponsor payment																		$ 10,000
Promissory note	$ 100,000
Maturity date	Jan. 12, 2023	Oct. 15, 2022
Annual Interest rate, percentage	12.00%
Total principal outstanding							$ 100,000		$ 272,500											$ 123,603
Annual interest rate		11.00%
Principal outstanding amount paid								$ 150,000												148,897
VoIP hosted and fiber services																				79,155	$ 94,815
Annual basis pay					$ 90,000								$ 100,000
Interest expenses																				19,842	$ 0
Debt discount outstanding									39,686											19,843
Balance outstanding									600,000											500,000
Share payment																				1,000,000
Acquisitions payable									1,000,000											1,000,000
Customer renewal value																						4,554,000
DIGERATI TECHNOLOGIES, INC [Member]
Related Party Transactions (Details) [Line Items]
Promissory note												$ 460,000		$ 150,000	$ 75,000	$ 75,000								$ 2,100,000
Total principal outstanding																							$ 272,500	1,134,291
VoIP hosted and fiber services																							194,547	175,606
Annual basis pay																			$ 90,000,000
Share payment																							1,000,000
Acquisitions payable																							1,000,000
Company paid																							157,935	$ 88,143
Principal balance outstanding									716,181														716,181
Customer renewal value			$ 120,621
Goodwill value									120,621														120,621
Company recognized																							24,989
Other income expense																							24,989
Principal balance outstanding																							100,000
Debt discount																							62,417
Interest expense																							22,731
Unamortized debt discount									$ 39,686														39,686
Voting preferred stock, description																			Board of Directors approved the issuance of the following shares of Series F Super Voting Preferred Stock to officer: ● Arthur L. Smith - 34 shares of Series F Super Voting Preferred Stock ● Antonio Estrada - 33 shares of Series F Super Voting Preferred Stock ● Craig Clement - 33 shares of Series F Super Voting Preferred Stock
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan amount																						$ 300,000
Share payment																	$ 128,397,500
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock dividend (in Shares)																287,500
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Agreement amount						$ 100,000
Additional amount						$ 25,000
Customer Relationship [Member]
Related Party Transactions (Details) [Line Items]
Principal outstanding amount paid																				100,000
Purchase price																				600,000
Holdback amount																				$ 100,000
Customer Relationship [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Related Party Transactions (Details) [Line Items]
Total principal outstanding																							600,000
Annual basis pay																							100,000
Purchase price																							600,000
Holdback amount																							$ 100,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Convertible loan amount				$ 1,500,000
Warrant per share (in Dollars per share)				$ 1
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination price per share (in Dollars per share)																						$ 1